CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Share-based compensation	¥ 635,976	$ 97,468	¥ 526,076	¥ 228,134
Cost of revenues
Share-based compensation	39,910	6,116	41,006	46,373
Research and development expenses
Share-based compensation	295,289	45,256	362,441	96,585
Sales and marketing expenses
Share-based compensation	9,018	1,382	5,000	1,418
General and administrative expenses
Share-based compensation	¥ 291,759	$ 44,714	¥ 117,629	¥ 83,758
Class A common shares
Number of common shares represented by each ADS	20	20	20	20